INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	$ 5,688	$ 5,670
Adjustment due to new accounting standard (IFRS 16)	0	(15)
Additions	124	101
Amortization	(178)	(204)
Translation adjustment	(519)	148
Other	4	0
Balance as of June 30	$ 5,119	$ 5,700